Leases - Components of operating lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Leases
Operating lease cost	$ 4,182	$ 4,466	$ 4,590
Short-term lease cost	636	432	502
Total operating lease cost	4,818	4,898	5,092
Operating cash outflows from operating leases included in measurement of lease liabilities	4,240	4,857	4,831
New ROU assets obtained in exchange for lease obligations	$ 864	$ 2,548	$ 2,337
Weighted average remaining lease term (years)	2 years 7 months 6 days	3 years 3 months 18 days
Weighted average discount rate (%)	2.40%	2.10%